2. Summary of Significant Accounting Policies: (j) Revenue Recognition (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(j) Revenue Recognition

(j) Revenue Recognition

Revenues represent the invoiced value of goods sold recognized upon the shipment of goods to customers. Revenues are recognized when all of the following criteria are met:

Persuasive evidence of an arrangement exists;
Delivery has occurred or services have been rendered;
The seller's price to the buyer is fixed or determinable; and
Collectability is reasonably assured.